Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2015 USD ($) Agency	Dec. 31, 2014 USD ($) Agency		Dec. 31, 2013 Agency
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 335,879,000	$ 451,279,000
Current liabilities denominated in RMB	208,775,000	135,251,000	[1]
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 334,600,000	448,500,000
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 157,900,000	$ 10,400,000
Percentage of benchmark derived from specified source	47.00%	2.00%
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Significant Accounting Policies
Percentage of benchmark derived from specified source	30.00%	32.00%		26.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Significant Accounting Policies
Percentage of benchmark derived from specified source	45.00%	54.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | A customer
Significant Accounting Policies
Percentage of benchmark derived from specified source	16.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Accounts receivable denominated in RMB	$ 120,100,000	$ 120,100,000
Current liabilities | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Percentage of benchmark derived from specified source	95.00%	94.00%
Current liabilities denominated in RMB	$ 197,900,000	$ 127,500,000
Advertising & Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Significant Accounting Policies
Percentage of benchmark derived from specified source	15.00%	14.00%		20.00%
Number of advertising agencies | Agency	10	10		10
Early Adoption | Accounting Standards Update 2015-17 [Member]
Significant Accounting Policies
Current DTA reclassified		$ 18,000

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).